RETIREMENT AND PROFIT SHARING PLANS - Schedule of Accumulated Benefit Obligation (Details) - USD ($) $ in Thousands	Aug. 31, 2023	Aug. 31, 2022
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 309,898	$ 325,991
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 1,771,880	$ 1,730,451